Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	35.60%	38.00%	38.00%	40.60%
Undistributed earnings of foreign subsidiaries	¥ 22,741	¥ 37,498
Operating loss carryforwards	321,829
Tax credit carryforwards	8,973
Total amounts of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 1,485	¥ 3,570	¥ 9,632
Percentage of taxable dividends over the amount received from certain foreign subsidiaries	5.00%
Maximum [Member]
Income Taxes [Line Items]
Reasonably possible decrease in unrecognized tax benefits	¥ 1,000
"Amendment to 2011 Tax Reform", Enacted on Nov. 30, 2011 [Member] | Effective for Fiscal Years Beginning on or after April 1, 2012 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	80.00%			80.00%
Increase in the net operating loss carryforward period in years				2 years
Net operating loss carryforward period in years	9 years			9 years
Reduction in the effective statutory rate of corporate income tax in approximate				5.00%
Approximate effective statutory rate of corporate income tax				35.60%
"Special Measures to Secure Financial Resources to Implement Restoration from Great East Japan Earthquake", Enacted on Nov. 30, 2011 [Member] | Effective for Three-year Period between April 1, 2012 and March 31, 2015 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax				38.00%
Duration for which effective statutory tax rate of 38% is applied, in years				3 years
"2014 Tax Reform", Enacted on Mar. 20, 2014 [Member]
Income Taxes [Line Items]
Decrease in the effective period by the new law in year		1 year
Change in income tax expense resulting from change in tax laws		¥ 16,687
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws	¥ 39,966
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Two-year period between April 1, 2015 and March 31, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	65.00%
Duration for which the limitation on the use of net operating loss carryforwards of 65% is applied, in years	2 years
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal years Beginning on or after April 1, 2015 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	33.90%
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal Years Beginning on or after April 1, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	50.00%
Increase in the net operating loss carryforward period in years	1 year
Net operating loss carryforward period in years	10 years
Release of Valuation Allowance Due to Application of Consolidated Corporate Tax System Beginning with Fiscal Year Ending March 31, 2015 [Member]
Income Taxes [Line Items]
Release of valuation allowance		91,070
Release of Valuation Allowance Due to Profitability Improvement of a Certain Subsidiary [Member]
Income Taxes [Line Items]
Release of valuation allowance		¥ 45,922
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member|
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income	95.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member| | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend	25.00%
Continuous holding period on the date the dividend is declared by a foreign company	6 months